Personnel expenses (Tables)	12 Months Ended
Nov. 30, 2023
Text Block [Abstract]
Summary of detailed information about personnel expenses

	Note	2023	2022	2021

Salaries and short-term employee benefits		$24,934	$22,049	$11,480

Post-employment benefits		1,833	1,346	644

Share-based compensation	20(f),(h)	2,109	3,604	1,651

Termination benefits		2,006	566	209

		$30,882	$27,565	$13,984